VY Morgan Stanley Global Franchise Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			(0.20%)	4.44%	8.83%
Performance Inception Date		Dec. 29, 2006
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | MSCI World IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.09%	12.15%	12.17%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			0.33%	5.06%	9.47%
Performance Inception Date		May 03, 2016
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R6 | MSCI World IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.09%	12.15%	12.17%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			0.10%	4.80%	9.21%
Performance Inception Date		May 01, 2002
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | MSCI World IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.09%	12.15%	12.17%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			0.02%	4.66%	9.05%
Performance Inception Date		Sep. 09, 2002
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | MSCI World IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.09%	12.15%	12.17%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.